Note 8 - Restricted cash (Detail)	Dec. 31, 2011 USD ($)	Apr. 30, 2010	Dec. 31, 2011 Temporarily Frozen By A Local Court Of Justice For Withdrawal Or Use [Member] USD ($)	Apr. 30, 2010 Temporarily Frozen By A Local Court Of Justice For Withdrawal Or Use [Member] CNY
Restricted Cash and Cash Equivalents, Current	$ 603,088		$ 603,088	3,800,000
Number of Lawsuits Filed		2